Qualifying Therapeutic Discovery Project Program:	12 Months Ended
Jul. 31, 2011
Discovery Project Program Disclosure [Abstract]
Discovery Project Program Disclosure [Text Block]
Note 16 - Qualifying Therapeutic Discovery Project Program:

In the Company’s second fiscal quarter ended January 31, 2011, the Company’s wholly-owned subsidiary Antigen Express, Inc. received notification that it had been awarded a total cash grant of $488,959 under the Qualifying Therapeutic Discovery Project program administered under Section 48D of the Internal Revenue Code, all of which relates to qualifying expenses that had previously been incurred.  The Company recognized the full amount of the grant in the fiscal year ended July 31, 2011, as the Company has already incurred all of the qualifying expenses and the amount has been fully received.  Since this program is non-recurring in nature, the Company elected to classify this payment as other income in the consolidated statements of operations for the fiscal year ended July 31, 2011 and it is reported in the “Miscellaneous Income” line item.